PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited)

Voya MI Dynamic Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.1%
Communication Services : 2.7%
24,096
(1)
CarGurus, Inc.
$ 739,747
0.4
83,267
(1)
Lumen Technologies,
Inc.
592,029
0.4
48,971
(1)
Magnite, Inc.
666,985
0.4
58,527
(1)(2)
TripAdvisor, Inc.
591,708
0.3
108,904
(1)
Uniti Group, Inc.
797,177
0.5
32,015
(1)
Yelp, Inc.
713,614
0.4
259,075
(1)
ZipRecruiter, Inc.
- Class A
468,926
0.3
4,570,186
2.7
Consumer Discretionary : 4.7%
12,979
H&R Block, Inc.
397,417
0.2
136,860
Kohl's Corp.
2,240,398
1.3
7,720  Monarch Casino &
Resort, Inc.
741,892
0.5
20,773  Red Rock Resorts, Inc.
- Class A
1,257,805
0.8
73,288
(1)
Sonos, Inc.
1,128,635
0.7
176,069  Super Group SGHC
Ltd.
1,883,939
1.1
4,429
(1)
Tri Pointe Homes, Inc.
205,063
0.1
7,855,149
4.7
Consumer Staples : 0.7%
43,750
Dole PLC
701,750
0.4
5,332  John B Sanfilippo &
Son, Inc.
440,476
0.3
1,142,226
0.7
Energy : 2.5%
193,597
(1)
Clean Energy Fuels
Corp.
437,529
0.3
40,496  Excelerate Energy, Inc.
- Class A
1,629,964
1.0
52,843
(1)
Helix Energy Solutions
Group, Inc.
485,627
0.3
91,398
(2)
HighPeak Energy, Inc.
476,184
0.3
72,018
(1)
Uranium Energy Corp.
1,104,036
0.6
4,133,340
2.5
Financials : 19.0%
27,029
Arrow Financial Corp.
900,336
0.5
25,141
Banc of California, Inc.
464,354
0.3
51,626
BCB Bancorp, Inc.
413,008
0.2
29,914  Berkshire Hills
Bancorp, Inc.
889,642
0.5
150,381  BGC Group, Inc.
- Class A
1,431,627
0.9
12,023  Cathay General
Bancorp
597,663
0.4
39,072  ConnectOne Bancorp,
Inc.
1,036,580
0.6
44,914
(2)
Farmers National Banc
Corp.
580,738
0.3
81,826  First BanCorp/Puerto
Rico
1,728,983
1.0
40,406  First Commonwealth
Financial Corp.
708,317
0.4
27,348
First Horizon Corp.
650,609
0.4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
63,178
Fulton Financial Corp.
$ 1,291,990
0.8
215,247
(1)
Genworth Financial,
Inc. - Class A
1,816,685
1.1
30,397  Hancock Whitney
Corp.
2,000,427
1.2
21,383
Hilltop Holdings, Inc.
800,366
0.5
27,146  HomeStreet, Inc.
- Class A
387,102
0.2
67,234
Hope Bancorp, Inc.
757,055
0.4
80,306
Ladder Capital Corp.
832,773
0.5
78,068
MFA Financial, Inc.
789,268
0.5
10,238
NBT Bancorp, Inc.
437,367
0.3
15,555
Origin Bancorp, Inc.
647,088
0.4
48,939
(1)
Oscar Health, Inc.
- Class A
667,528
0.4
84,756
P10, Inc. - Class A
683,981
0.4
57,736  Pagseguro Digital Ltd.
- Class A
612,579
0.4
234,062
(1)
Payoneer Global, Inc.
1,011,148
0.6
132,992
Redwood Trust, Inc.
804,602
0.5
39,483  Simmons First National
Corp. - Class A
786,107
0.5
112,557
(1)
Slide Insurance
Holdings, Inc.
2,138,583
1.3
44,218  United Community
Banks, Inc.
1,422,493
0.8
139,571  Valley National
Bancorp
1,759,990
1.0
13,899  Victory Capital
Holdings, Inc. - Class A
961,533
0.6
63,756
(2)
WisdomTree, Inc.
1,090,865
0.6
35,559
XP, Inc. - Class A
765,585
0.5
31,866,972
19.0
Health Care : 17.8%
152,582
(1)
Alignment Healthcare,
Inc.
2,932,626
1.8
43,363
(1)
Arrowhead
Pharmaceuticals, Inc.
2,743,577
1.6
160,490
(1)
Aveanna Healthcare
Holdings, Inc.
1,181,206
0.7
161,983
(1)(2)
BioCryst
Pharmaceuticals, Inc.
1,417,351
0.8
15,244
Bio-Techne Corp.
899,396
0.5
22,065
Bruker Corp.
885,027
0.5
322,926
(1)
Cerus Corp.
826,691
0.5
73,764
(1)
Fortrea Holdings, Inc.
790,750
0.5
11,287
(1)
Guardant Health, Inc.
1,059,849
0.6
19,230
(1)
HealthEquity, Inc.
1,470,903
0.9
9,455
(1)
Merit Medical Systems,
Inc.
729,737
0.4
58,688
(1)
Mineralys
Therapeutics, Inc.
1,717,211
1.0
14,011
(1)
Mirum
Pharmaceuticals, Inc.
1,293,075
0.8
72,653
(1)
NeoGenomics, Inc.
714,179
0.4
23,547
(1)
Olema
Pharmaceuticals, Inc.
569,837
0.3
332,744
(1)
OPKO Health, Inc.
399,293
0.2
31,667
(1)
Orthofix Medical, Inc.
428,454
0.3

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)

Voya MI Dynamic Small Cap Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
30,113
(1)
PACS Group, Inc.
$ 1,099,426
0.7
71,745
(1)
Progyny, Inc.
1,269,169
0.8
33,186
QIAGEN N.V.
1,652,663
1.0
228,126
(1)
Savara, Inc.
1,373,319
0.8
68,339
(1)
Tandem Diabetes
Care, Inc.
1,728,977
1.0
82,208
(1)
Teladoc Health, Inc.
432,414
0.3
45,158
(1)
Travere Therapeutics,
Inc.
1,345,257
0.8
151,790
(1)
Xeris Biopharma
Holdings, Inc.
928,955
0.6
29,889,342
17.8
Industrials : 17.2%
33,842  Aebi Schmidt Holding
AG
488,002
0.3
11,059  Allison Transmission
Holdings, Inc.
1,385,693
0.8
16,063  Apogee Enterprises,
Inc.
639,629
0.4
7,384  Applied Industrial
Technologies, Inc.
2,086,571
1.3
18,870  Atmus Filtration
Technologies, Inc.
1,217,681
0.7
12,301
(1)
Bloom Energy Corp.
- Class A
1,914,897
1.1
16,552
Cadre Holdings, Inc.
734,743
0.4
75,409
(1)
CoreCivic, Inc.
1,333,231
0.8
29,975  Enerpac Tool Group
Corp.
1,222,980
0.7
38,475
Flowserve Corp.
3,405,807
2.0
7,534  Franklin Electric Co.,
Inc.
750,537
0.5
89,002
(1)
GEO Group, Inc.
1,338,590
0.8
31,414
Kennametal, Inc.
1,265,356
0.8
98,779
(1)
Legalzoom.com, Inc.
694,416
0.4
4,723  Lincoln Electric
Holdings, Inc.
1,355,737
0.8
98,670
(1)
Manitowoc Co., Inc.
1,455,382
0.9
161,038  Mueller Water
Products, Inc. - Class A
4,819,867
2.9
106,719
(1)
NOW, Inc.
1,257,150
0.8
8,849
TriNet Group, Inc.
336,970
0.2
30,372
(1)
Upwork, Inc.
407,592
0.2
89,008
Vestis Corp.
700,493
0.4
28,811,324
17.2
Information Technology : 15.8%
247,624
(1)
8x8, Inc.
529,915
0.3
36,375
A10 Networks, Inc.
700,583
0.4
36,261
(1)
ACI Worldwide, Inc.
1,438,837
0.9
81,816
(1)
Amplitude, Inc. - Class
A
597,257
0.4
42,230
(1)
Arlo Technologies, Inc.
662,589
0.4
20,436
(1)
ASGN, Inc.
876,704
0.5
84,454
(1)
AvePoint, Inc.
910,414
0.5
54,708
(1)
Box, Inc. - Class A
1,288,373
0.8
48,318
(1)
Cerence, Inc.
382,195
0.2
29,040
(1)
Cipher Mining, Inc.
453,024
0.3
35,466
(1)
Cohu, Inc.
1,071,073
0.6
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
34,492
(1)
CommScope Holding
Co., Inc.
$ 606,025
0.4
25,825
(1)
Core Scientific, Inc.
438,250
0.3
13,831
(1)
Credo Technology
Group Holding Ltd.
1,552,806
0.9
15,549
CTS Corp.
818,810
0.5
39,499
(1)
Dropbox, Inc. - Class A
987,080
0.6
65,680
(1)
Extreme Networks, Inc.
918,206
0.6
7,691
(1)
Hut 8 Corp.
409,392
0.2
32,274
(2)
Ingram Micro Holding
Corp.
667,749
0.4
34,255
(1)
Knowles Corp.
930,708
0.6
3,823
Littelfuse, Inc.
1,347,455
0.8
33,429
(1)
Photronics, Inc.
1,251,248
0.7
20,728
(1)
Rambus, Inc.
2,065,753
1.2
29,683
(1)
Riot Platforms, Inc.
483,536
0.3
19,976
(1)
Rubrik, Inc. - Class A
1,037,953
0.6
85,887
(1)
Sprinklr, Inc. - Class A
499,862
0.3
17,291
(1)
TTM Technologies, Inc.
1,802,414
1.1
175,882
(1)
Yext, Inc.
999,010
0.6
41,433
(1)
Zeta Global Holdings
Corp. - Class A
702,289
0.4
26,429,510
15.8
Materials : 4.5%
4,180
Balchem Corp.
758,377
0.5
130,415
(1)
Cleveland-Cliffs, Inc.
1,390,224
0.8
38,063
Element Solutions, Inc.
1,335,631
0.8
96,216
Hecla Mining Co.
2,396,741
1.4
56,375
(1)
Rayonier Advanced
Materials, Inc.
533,871
0.3
145,048
Tronox Holdings PLC
1,084,959
0.7
7,499,803
4.5
Real Estate : 7.4%
67,514
Acadia Realty Trust
1,412,393
0.8
116,404  Apartment Investment
and Management Co.
- Class A
513,342
0.3
93,953
CareTrust REIT, Inc.
3,816,371
2.3
113,424  DiamondRock
Hospitality Co.
1,138,777
0.7
16,786  First Industrial Realty
Trust, Inc.
1,059,868
0.6
16,057
LTC Properties, Inc.
637,142
0.4
265,583
(2)
Medical Properties
Trust, Inc.
1,529,758
0.9
25,352  Sabra Health Care
REIT, Inc.
520,983
0.3
131,244  Summit Hotel
Properties, Inc.
591,910
0.4
33,036  Tanger Factory Outlet
Centers, Inc.
1,224,314
0.7
12,444,858
7.4
Utilities : 5.8%
36,846
Avista Corp.
1,496,684
0.9
27,610
Black Hills Corp.
2,033,753
1.2
28,548
(1)
Hallador Energy Co.
519,003
0.3

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)

Voya MI Dynamic Small Cap Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
74,562
(1)
Hawaiian Electric
Industries, Inc.
$ 1,154,965
0.7
38,377
NiSource, Inc.
1,815,232
1.1
17,335  Northwest Natural
Holding Co.
919,448
0.5
6,441
(1)(2)
Oklo, Inc.
405,461
0.2
26,658  Portland General
Electric Co.
1,438,466
0.9
9,783,012
5.8
Total Common Stock
(Cost $170,071,162)
164,425,722
98.1
EXCHANGE-TRADED FUNDS : 1.6%
10,226
(2)
iShares Russell 2000
ETF
2,673,179
1.6
Total Exchange-Traded
Funds
(Cost $2,701,836)
2,673,179
1.6
Total Long-Term
Investments
(Cost $172,772,998)
167,098,901
99.7
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 4.7%
Repurchase Agreements : 3.8%
1,698,862
(3)
Bank of Montreal,
Repurchase
Agreement dated
02/27/2026, 3.660%,
due 03/02/2026
(Repurchase
Amount $1,699,373,
collateralized
by various U.S.
Government Agency
Obligations, 3.500%-
5.000%, Market Value
plus accrued interest
$1,732,839, due
10/01/52-10/01/54)
1,698,862
1.0
1,288,276
(3)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
02/27/2026, 3.670%,
due 03/02/2026
(Repurchase
Amount $1,288,665,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
6.922%, Market Value
plus accrued interest
$1,314,042, due
07/09/26-01/20/76)
1,288,276
0.8
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,698,862
(3)
Nomura Securities
International,
Inc., Repurchase
Agreement dated
02/27/2026, 3.660%,
due 03/02/2026
(Repurchase
Amount $1,699,373,
collateralized
by various U.S.
Government Agency
Obligations, 5.000%-
6.000%, Market Value
plus accrued interest
$1,732,857, due
01/20/53-12/01/55)
$ 1,698,862
1.0
454,746
(3)
RBC Dominion
Securities, Inc.,
Repurchase
Agreement dated
02/27/2026, 3.650%,
due 03/02/2026
(Repurchase
Amount $454,882,
collateralized
by various U.S.
Government
Securities, 0.000%-
5.000%, Market
Value plus accrued
interest $463,841, due
04/23/26-02/15/55)
454,746
0.3
1,231,340
(3)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
02/27/2026, 3.770%,
due 03/02/2026
(Repurchase
Amount $1,231,722,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$1,251,805, due
04/15/28-02/15/55)
1,231,340
0.7
Total Repurchase
Agreements
(Cost $6,372,086)
6,372,086
3.8
Time Deposits : 0.7%
170,000
(3)
Canadian Imperial
Bank of Commerce,
3.630
%,
03/02/2026 170,000
0.1
170,000
(3)
DNB Bank ASA,
3.620
%,
03/02/2026 170,000
0.1

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)

Voya MI Dynamic Small Cap Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Time Deposits (continued)
170,000
(3)
Landesbank Baden-
Wurttemberg,
3.640
%,
03/02/2026 $ 170,000
0.1
170,000
(3)
Mizuho Bank Ltd.,
3.640
%,
03/02/2026 170,000
0.1
170,000
(3)
Royal Bank of Canada,
3.700
%,
03/02/2026 170,000
0.1
170,000
(3)
Societe Generale S.A.,
3.630
%,
03/02/2026 170,000
0.1
170,000
(3)
Toronto-Dominion
Bank,
3.640
%,
03/02/2026 170,000
0.1
Total Time Deposits
(Cost $1,190,000)
1,190,000
0.7
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.2%
395,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.590%
(Cost $395,000) $ 395,000 0.2
Total Short-Term
Investments
(Cost $7,957,086)
7,957,086
4.7
Total Investments in
Securities
(Cost $180,730,084) $ 175,055,987 104.4
Liabilities in Excess
of Other Assets (7,361,392) (4.4)
Net Assets $ 167,694,595 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of February 28, 2026.

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)

Voya MI Dynamic Small Cap Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 28, 2026
Asset Table
Investments, at fair value
Common Stock* $ 164,425,722 $ — $ — $ 164,425,722
Exchange-Traded Funds 2,673,179 — — 2,673,179
Short-Term Investments 395,000 7,562,086 — 7,957,086
Total Investments, at fair value $ 167,493,901 $ 7,562,086 $ — $ 175,055,987
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 16,674,197
Gross Unrealized Depreciation (22,348,294)
Net Unrealized Depreciation $ (5,674,097)